RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	Aug. 31, 2020
Due to related party	$ 0	$ 64,600	$ 73,469
President And Director [Member]
Due to related party	$ 0	$ 64,600	$ 73,469